Summary of Significant Accounting Policies - Additional Information (Detail)	Dec. 31, 2020 Exchange_Rate
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Convenience translation into U.S. Dollars, rate of USD1.00	28.08